Acquisitions and Merger - Recast Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 126,175	[1],[2]	$ 18,363	[1],[2]	$ 50,041	[1]	$ 0	[1]
Accounts receivable	16,492	[2]	8,463	[2]
Accounts receivable – affiliate	55,068	[2]	28,610	[2]
Other current assets	1,710	[2]	1,526	[2]
Total current assets	199,445	[2]	56,962	[2]
Property, plant and equipment	1,821,803	[2]	1,453,843	[2]
Less: accumulated depreciation	(216,486)	[2]	(176,415)	[2]
Net property, plant and equipment	1,605,317	[2]	1,277,428	[2]
Other assets	18,057	[2]	17,550	[2]
Total assets	1,822,819	[2]	1,351,940	[2]	999,914
Current liabilities:
Accounts payable	43,785	[2]	20,449	[2]
Due to related party	33,342	[2]	22,177	[2]
Sunrise Merger consideration payable to EQT	0	[2]	110,000	[2]
Accrued interest	8,338	[2]	3	[2]
Accrued liabilities	9,055	[2]	5,539	[2]
Total current liabilities	94,520	[2]	158,168	[2]
Deferred income taxes	78,583	[2]	98,976	[2]
Long-term debt	492,633		0	[2]
Lease obligation	143,828	[2]	133,733	[2]
Other long-term liabilities	7,111	[2]	6,014	[2]
Total liabilities	816,675	[2]	396,891	[2]
Partners’ capital:
Predecessor equity	315,105	[2]	310,861	[2]
Common units	1,647,910	[2]	818,431	[2]
Subordinated units	(929,374)	[2]	(175,996)	[2]
General partner interest	(27,497)	[2]	1,753	[2]
Total partners’ capital	1,006,144	[1],[2]	955,049	[1],[2]	839,819	[1]	283,939	[1]
Total liabilities and partners’ capital	1,822,819	[2]	1,351,940	[2]
Previously Reported
Current assets:
Cash and cash equivalents	126,175		18,363
Accounts receivable	16,492		8,463
Accounts receivable – affiliate	37,435		23,620
Deferred income taxes	0		0
Other current assets	870		1,033
Total current assets	180,972		51,479
Property, plant and equipment	1,423,490		1,163,683
Less: accumulated depreciation	(200,529)		(168,740)
Net property, plant and equipment	1,222,961		994,943
Other assets	18,057		17,550
Total assets	1,421,990		1,063,972
Current liabilities:
Accounts payable	36,973		8,634
Due to related party	33,013		34,190
Sunrise Merger consideration payable to EQT			110,000
Accrued interest	8,338		3
Taxes payable	0
Accrued liabilities	9,055		5,041
Total current liabilities	87,379		157,868
Deferred income taxes	0		39,840
Long-term debt	492,633
Lease obligation	143,828		133,733
Other long-term liabilities	7,111		6,014
Total liabilities	730,951		337,455
Partners’ capital:
Predecessor equity	0		82,329
Common units	1,647,910		818,431
Subordinated units	(929,374)		(175,996)
General partner interest	(27,497)		1,753
Total partners’ capital	691,039		726,517
Total liabilities and partners’ capital	1,421,990		1,063,972
Adjustments
Current assets:
Cash and cash equivalents	0		0
Accounts receivable	0		0
Accounts receivable – affiliate	0		0
Deferred income taxes	(840)		(493)
Other current assets	840		(17,829)
Total current assets	0		(18,322)
Property, plant and equipment	0		0
Less: accumulated depreciation	0		0
Net property, plant and equipment	0		0
Other assets	0		0
Total assets	0		(18,322)
Current liabilities:
Accounts payable	0		0
Due to related party	329		(18,322)
Sunrise Merger consideration payable to EQT			0
Accrued interest	0		0
Taxes payable	(149)
Accrued liabilities	(180)		0
Total current liabilities	0		(18,322)
Deferred income taxes	0		0
Long-term debt	0
Lease obligation	0		0
Other long-term liabilities	0		0
Total liabilities	0		(18,322)
Partners’ capital:
Predecessor equity	0		0
Common units	0		0
Subordinated units	0		0
General partner interest	0		0
Total partners’ capital	0		0
Total liabilities and partners’ capital	0		(18,322)
As Recast
Current assets:
Cash and cash equivalents	126,175		18,363
Accounts receivable	16,492		8,463
Accounts receivable – affiliate	55,068		28,610
Deferred income taxes	0		0
Other current assets	1,710		1,526
Total current assets	199,445		56,962
Property, plant and equipment	1,821,803		1,453,843
Less: accumulated depreciation	(216,486)		(176,415)
Net property, plant and equipment	1,605,317		1,277,428
Other assets	18,057		17,550
Total assets	1,822,819		1,351,940
Current liabilities:
Accounts payable	43,785		20,449
Due to related party	33,342		22,177
Sunrise Merger consideration payable to EQT			110,000
Accrued interest	8,338		3
Taxes payable	0
Accrued liabilities	9,055		5,539
Total current liabilities	94,520		158,168
Deferred income taxes	78,583		98,976
Long-term debt	492,633
Lease obligation	143,828		133,733
Other long-term liabilities	7,111		6,014
Total liabilities	816,675		396,891
Partners’ capital:
Predecessor equity	315,105		310,861
Common units	1,647,910		818,431
Subordinated units	(929,374)		(175,996)
General partner interest	(27,497)		1,753
Total partners’ capital	1,006,144		955,049
Total liabilities and partners’ capital	1,822,819		1,351,940
NWV Gathering | Adjustments
Current assets:
Cash and cash equivalents	0		0
Accounts receivable	0		0
Accounts receivable – affiliate	17,633		4,990
Deferred income taxes	840		493
Other current assets	0		18,322
Total current assets	18,473		23,805
Property, plant and equipment	398,313		290,160
Less: accumulated depreciation	(15,957)		(7,675)
Net property, plant and equipment	382,356		282,485
Other assets	0		0
Total assets	400,829		306,290
Current liabilities:
Accounts payable	6,812		11,815
Due to related party	0		6,309
Sunrise Merger consideration payable to EQT			0
Accrued interest	0		0
Taxes payable	149
Accrued liabilities	180		498
Total current liabilities	7,141		18,622
Deferred income taxes	78,583		59,136
Long-term debt	0
Lease obligation	0		0
Other long-term liabilities	0		0
Total liabilities	85,724		77,758
Partners’ capital:
Predecessor equity	315,105		228,532
Common units	0		0
Subordinated units	0		0
General partner interest	0		0
Total partners’ capital	315,105		228,532
Total liabilities and partners’ capital	$ 400,829		$ 306,290

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise. See Note 2.
[2]	Financial statements as of December 31, 2013 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. See Note 2.